FORM N-SAR
                     SEMI-ANNUAL REPORT
             FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:    /  /   (a)
           or fiscal year ending:  12/31/10   (b)

Is this a transition report? (Y/N) ___N____

Is this an amendment to a previous filing: (Y/N)___N___



1. A. Registrant Name:  Government Securities Equity Trust Series
   B. File Number:  811-5694
   C: Telephone Number: 630-765-8755

2. A. Street:  c/o First Trust Portfolios L.P.
               120 Liberty Drive
   B. City: Wheaton      C. State:  IL       D. Zip Code: 60187

3. Is this the first filing on this form by Registrant? (Y/N)__N__

4. Is this the last filing on this form by Registrant? (Y/N) __N__

5. Is Registrant a small business investment company (SBIC)? (Y/N) __N__

6. Is Registrant a unit investment trust (UIT)? (Y/N)__Y__

7. A. Is Registrant a series or multiple portfolio company? (Y/N)___N____

   B. How many separate series or portfolios did Registrant have at the end of the period? ______N/A___________

UNIT INVESTMENT TRUSTS

111.    A. Depositor Name: First Trust Portfolios L.P.
        B. File Number (if any):
        C. City: Wheaton      State: IL     Zip Code: 60187   Ext: ___


112.    A. Sponsor Name: First Trust Portfolios L.P.
        B. File Number (if any):
        C. City: Wheaton      State: IL     Zip Code: 60187   Ext: ___


113.    A. Trustee Name: The Bank of New York Mellon
        B. City: New York   State:  NY       Zip Code: 10286    Ext: ___
        Foreign Country:        Foreign Postal Code:


114.    A. Principal Underwriter Name: First Trust Portfolios L.P.
        B. File Number: _________
        C. City: Wheaton      State: IL    Zip Code: 60187      Ext: ___


115.    A. Independent Public Accountant Name:  Deloitte & Touche LLP
        B. City: Chicago    State: IL     Zip Code: 60601     Ext:___

116. Family of investment companies information:

A. Is Registrant part of a family of investment companies? (Y/N)___Y_____
B. Identify the family in 10 letters  F I R S T  T R U S T

117.    A. Is Registrant a separate account of an insurance company? (Y/N)__N__
B. Variable annuity contracts? (Y/N)___N______
C. Scheduled premium variable life contracts? (Y/N)_____N______
D. Flexible premium variable life contracts? (Y/N)______N______
E. Other types of insurance products registered under the Securities
Act of 1933? (Y/N)____N______


118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:_____3______


119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:____0_____

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $____0______

121. State the number of series for which a current prospectus was in existence at the end of the period: _____0_____

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:____0____

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $____0______

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $________0_________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant's ($000's omitted) $_______0________

126. Of the amount shown in item 125, state the total dollar amount of sales Loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $_________0__________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of       Total Assets    Total
                                        Series          ($000's         Income
                                        Investing       omitted)        Distributions ($000's omitted)
A.U.S. Treasury direct issue            0               $0              $0
B.U.S. Government agency                0               $0              $0
C.State and municipal tax-free          0               $0              $0
D.Public utility debt                   0               $0              $0
E.Brokers or dealers debt or
  Debt of brokers' or
  Dealers' parent                       0               $0              $0
F.All other corporate
  Intermed. & long-term debt            0               $0              $0
G.All other corporate short-
  term debt                             0               $0              $0
H.Equity securities of brokers
  Or dealers or parents of
  Brokers or dealers                    0               $0              $0
I.Investment company equity
  Securities                            0               $0              $0
J.All other equity securities           0               $0              $0
K.Other securities
  -Treas & MF                           3               $25,654         $22
L.Total assets of all series
  Of Registrant                         3               $25,654         $22

128. Is the timely payment of principal and interest on any of the portfolio Securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)______N_______

[If answer is "N" (No), go to item 131]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)___________________

[if answer is "N" (No), go to item 131]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)______________________

131. Total expenses incurred by all series of Registrant during the current
Reporting period ($000's omitted)   $____35____

132. List the "811" (Investment Company Act of 1940) registration number for All Series of Registrant that is being included in this filing:

811-5694                          811-                       811-




This report is signed on behalf of the Depositor.

City of: Wheaton    State of: Illinois  Date: February 23, 2011

Name of Depositor:

First Trust Portfolios L.P.




By: /s/ Jason T. Henry                  /s/ Ronda L. Saeli-Chiappe
   __________________________           ___________________________
    Jason T. Henry                      Ronda L. Saeli-Chiappe
    Senior Vice President               Vice President